PROVISION FOR JUDICIAL LIABILITIES - Possible losses, tax and social securities (Details) R$ in Thousands	1 Months Ended
	Mar. 31, 2009 BRL (R$)	Dec. 31, 2022 BRL (R$) lawsuit	Dec. 31, 2021 BRL (R$) lawsuit
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 12,937,551	R$ 11,443,483
Taxes and social security
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 8,201,246	R$ 7,539,938
Taxes and social security | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit		766	766
Tax contingent liabilities | Income tax assessment - IRPJ/CSLL - Swap of industrial and forestry assets
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 2,505,970	R$ 2,351,673
Tax contingent liabilities | Income tax assessment - IRPJ/CSLL disallowance of depreciation, amortization and depletion expenses - 2010
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		777,362	728,567
Tax contingent liabilities | IRPJ/CSLL partial approval of offset of 1997 tax loss
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		111,775	106,811
Tax loss offset approved by tax authorities	R$ 83,000
Difference of tax loss and owned to tax authorities	R$ 51,000
Tax contingent liabilities | Tax incentive - Agency for the Development of Northeastern Brazil ("ADENE")
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		136,733	129,701
Tax contingent liabilities | PIS/COFINS - Goods and services - 2009 to 2011
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		180,219	169,784
Tax contingent liabilities | Offsetting - IRRF - period 2000
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		116,105	111,437
Tax contingent liabilities | Tax assessment - Corporate Income Tax and Social Contribution
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		516,433	470,119
Tax contingent liabilities | Tax assessment - taxation on a universal basis, Year 2015
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 163,059	R$ 149,486